Expense Example, No Redemption (USD $)	12 Months Ended
Oct. 31, 2011
Vanguard International Value Fund - Investor Shares | Vanguard International Value Fund
Expense Example, No Redemption:
1 YEAR	$ 40
3 YEAR	125
5 YEAR	219
10 YEAR	493
Vanguard Diversified Equity Fund - Investor Shares | Vanguard Diversified Equity Fund
Expense Example, No Redemption:
1 YEAR	42
3 YEAR	132
5 YEAR	230
10 YEAR	518
Vanguard Emerging Markets Select Stock Fund - Investor Shares | Vanguard Emerging Markets Select Stock Fund
Expense Example, No Redemption:
1 YEAR	91
3 YEAR	284
5 YEAR	493
10 YEAR	$ 1,096